FAIR VALUE MEASUREMENT	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT
13.
FAIR VALUE MEASUREMENT

Measured at fair value on a recurring basis

The Company measures financial instruments held, at fair value, cash and cash equivalents and long-term available-for-sale securities on a recurring basis.

Most of the Company’s financial instruments held, at fair value are classified as Level 1 since their fair value are determined based on the quoted market price. Some of the Company’s financial instruments held, at fair value that are valued at quoted prices in less active markets are classified as Level 2. Investments in private equity funds are categorized as Level 3 since they are valued utilizing third-party pricing information without adjustment.

The Company classified its money market funds, which are presented in cash and cash equivalents due to high liquidity to be convertible to known amounts of cash and near maturity that they present insignificant risk of changes in value, as Level 1 since their fair value are determined based on the quoted market price.

The Group measured the fair value of its long-term available-for-sale securities using market approach and considered those as Level 3 measurement because the Group used unobservable inputs to determine their fair values. The unobservable inputs were discounts for lack of marketability for such market approach (ranging from 10% to 15%), as well as risk-free interest rates (ranging from 3.5% to 4%), as of December 31, 2023 and June 30, 2024. Significant increases or decreases in any of those inputs in isolation would result in a significant change in fair value measurement.

As of December 31, 2023 and June 30, 2024, information about inputs for the fair value measurements of the Group’s assets that were measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	As of June 30, 2024
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total balance
	US$	US$	US$	US$
Financial instruments held, at fair value
Funds	2,637,999	1,663,346	3,644,598	7,945,943
Bonds	163,838,458	—	—	163,838,458
Stock	3,276,772	—	—	3,276,772
Others	640,406	—	—	640,406
Cash and cash equivalents
Funds	3,917,362	—	—	3,917,362
Long‑term available-for-sale securities	—	—	4,066,490	4,066,490
Total	174,310,997	1,663,346	7,711,088	183,685,431

13.
FAIR VALUE MEASUREMENT (Continued)

Measured at fair value on a recurring basis (Continued)

	As of December 31, 2023
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total balance
	US$	US$	US$	US$
Financial instruments held, at fair value
Funds	2,634,959	353,525	3,435,440	6,423,924
Bonds	418,077,123	—	—	418,077,123
Stock	3,014,507	—	—	3,014,507
Others	644,000	—	—	644,000
Cash and cash equivalents
Funds	6,428,256	—	—	6,428,256
Long‑term available-for-sale securities	—	—	4,066,490	4,066,490
Total	430,798,845	353,525	7,501,930	438,654,300

During the six months ended June 30, 2023 and 2024, there were no transfers between level 1, level 2 and level 3 categories.

The movements of Level 3 fair value measurements for the six months ended June 30, 2023 and 2024 are as follows:

US$
As of January 1, 2023	7,378,683
Additions during the period	—
Net unrealized loss	(277,269)
As of June 30, 2023	7,101,414

US$
As of January 1, 2024	7,501,930
Additions during the period	—
Net unrealized gain	209,158
As of June 30, 2024	7,711,088

For the six months ended June 30, 2023, the unrealized loss US$277,269 is recognized in other income in the unaudited interim condensed consolidated statements of comprehensive income. For the six months ended June 30, 2024, the unrealized gain US$209,158 is recognized in other income in the unaudited interim condensed consolidated statements of comprehensive income. The Group recognized nil impairment loss related to the long-term available-for-sale securities as an offset of other income for the six months ended June 30, 2023 and 2024.

Measured at fair value on a non‑recurring basis

The Group measures the equity securities without readily determinable fair value at fair value on a nonrecurring basis whenever there is an impairment indicator or any changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. There was no impairment loss related to the long-term equity securities without readily determinable fair value for the six months ended June 30, 2023 and 2024.

The Group measured the value of its share options and restricted share units granted to employees and management at fair value to determine the share-based compensation expenses on each of the grant date. The fair value was determined using models with significant unobservable inputs (Level 3 inputs). Key inputs and parameters primarily include risk-free interest rate, expected stock price volatility, dividend yields, expected term, and forfeiture rates.

13.
FAIR VALUE MEASUREMENT (Continued)

Measured at fair value on a non‑recurring basis (Continued)

The Group measures goodwill at fair value on a nonrecurring basis and performs a goodwill impairment test annually or more often if event occur or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carry amount. The Group measured acquired intangible assets using the income approach‑discounted cash flow method when events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. The Group did not recognize any impairment loss related to other intangible assets arising from acquisitions for the six months ended June 30, 2023 and 2024. The fair value of goodwill is determined using discounted cash flows, and an impairment loss will be recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. The Group did not recognize any impairment loss related to goodwill for the six months ended June 30, 2023 and 2024. Key inputs and parameters primarily for the above impairment assessment include significant judgment and estimates by the management on future earnings, and discount rate.